DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of warrants issued	$ 923,764	$ 1,368,908
Increase in derivative liability resulting from anti-dilution provision in agreement with Full Circle		153,994
Increase in derivative liability resulting from additonal warrants issued to Full Circle	297,542
Decrease in the fair value of warrant liability	(179,909)	(481,505)
Balance ending	$ 1,041,397	$ 1,041,397